NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS - Supplemental disclosures (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS
Profit before income tax	$ 303,628	¥ 2,113,801	¥ 2,264,514	¥ 3,049,175
Adjustments for:
Share of profits and losses of joint ventures	(38,800)	(270,115)	199,452	(8,151)
Share of profits and losses of associates	(7,005)	(48,767)	(39,335)	165,249
Depreciation of property, plant and equipment		7,094,716	7,499,322	6,554,842
Depreciation		26,559	22,229	14,105
Depreciation, right-of-use assets		1,075,825
Gain on disposal of other property, plant and equipment and land use rights, net		(242,960)	(101,098)	(76,739)
Impairment loss on property, plant and equipment	37,254	259,354	46,484	16,200
Impairment losses of intangible assets		1,448		8,134
Amortization of intangible assets		338,938	295,901	275,877
Amortization of land use rights			108,152	91,579
Amortization of prepaid expenses included in other non-current assets		254,205	130,148	127,793
Realized and unrealized losses/(gains) on futures, option and forward contracts		(50,820)	(141,459)	155,024
Gain on previously held equity interest remeasured at acquisition-date fair value			(748,086)	(117,640)
Gain on disposals and deemed disposals of subsidiaries		(261,187)	(3,517)	(325,022)
Loss/(gains) on disposal of investments in an associate		(159,514)	1,904
Gain on disposal of business		(262,677)
Gain on share of associates' net assets		(295,288)
Gain on disposal of and dividends from equity investments		(97,775)	(109,914)	(79,408)
Receipt of government subsidies		(112,141)	(158,109)	(202,359)
Interest income				(183,036)
Finance costs		4,921,179	4,882,496	5,204,337
Change in special reserve		(23,085)	6,605	58,743
Others		(11,555)	75,381	(16,951)
Cash flows generated from operating activities before working capital changes		14,250,141	14,231,070	14,711,752
Changes in working capital:
Decrease/(increase) in inventories		929,027	1,194,454	(2,662,507)
Increase in trade and notes receivables		(1,050,860)	(2,473,006)	(1,963,178)
Decrease in other current assets		(360,639)	916,681	1,275,535
(Increase)/decrease in restricted cash		859,507	530,284	(137,745)
(Increase)/decrease in other non-current assets		547,287	425,739	(422,845)
(Decrease)/increase in trade and notes payables		(1,385,081)	(5,559)	1,600,975
(Increase/(decrease) in other payables and accrued liabilities		(560,914)	(945,270)	1,672,658
Increase in other non-current liabilities		(206,354)	105,386	81,878
Cash generated from operations		13,022,114	13,979,779	14,156,523
PRC corporate income taxes paid		(548,625)	(947,703)	(949,383)
Net cash generated from operating activities	$ 1,791,705	12,473,489	13,032,076	13,207,140
Non-cash transactions of investing activities and financing activities
Capital injection to an associate and joint ventures by non-cash assets				186,450
Equity exchange arrangement			10,735,214
Investment in a joint venture used gallium business		352,848
Non-controlling shareholders forfeited sharing of profit or equity interest		149,322
Endorsement of notes receivables accepted from sale of goods or services for purchase of property, plant and equipment		1,504,162	2,384,046	372,816
Acquisition of equity investments designated at fair value through other comprehensive income by exchanging equity in a subsidiary		¥ 350,911
Acquisition of businesses at non-cash consideration			70,087	50,058
Finance lease			¥ 113,601	¥ 44,342